[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
COMMON STOCKS (97.6%)
(Unless Otherwise Noted)
Austria (0.1%)
Commercial Banks
Raiffeisen International Bank Holding AG	3,528	$483
Brazil (11.6%)
Commercial Banks
Banco do Brasil S.A.	138,017	1,818
Banco Itau Holding Financeira S.A. (Preference)	76,014	1,732
Banco Nacional S.A. (Preference)	(a)(b)(c)61,598,720	—
Investimentos Itau S.A. (Preference)	246,686	1,430
Unibanco - Uniao de Bancos Brasileiros S.A.	102,862	1,198
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	35,124	4,097
		10,275
Food Products
Perdigao S.A.	91,593	2,091
Household Durables
Cyrela Brazil Realty S.A.	186,827	2,422
Gafisa S.A.	(a)64,910	1,077
Gafisa S.A. ADR	(a)2,531	84
		3,583
Media
NET Servicos de Comunicacao S.A. (Preference)	(a)148,689	1,568
Metals & Mining
Cia Siderurgica Nacional S.A.	75,923	2,717
CVRD ADR	300,288	8,753
CVRD, ‘A’ (Preference)	17,252	498
Usinas Siderurgicas de Minas Gerais S.A.	30,154	1,756
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)	47,330	2,650
		16,374
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. (Preference)	120,816	5,089
Petroleo Brasileiro S.A. ADR	111,122	9,411
		14,500
		48,391
China/Hong Kong (15.9%)
Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	4,520,000	2,030
Commercial Banks
China Citic Bank, ‘H’	(a)700,000	373
China Construction Bank Corp., ‘H’	9,726,000	7,329
Industrial & Commercial Bank of China Ltd., ‘H’	8,348,000	5,806
		13,508
Electrical Equipment
Harbin Power Equipment, ‘H’	281,000	506
Electronic Equipment & Instruments
BYD Electronic International Co., Ltd.	(a)1,018,500	1,300
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	923,000	1,830
Datang International Power Generation Co., Ltd., ‘H’	2,204,000	1 ,168
		2,998
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	683,000	2,594
Insurance
China Life Insurance Co., Ltd.,	166,000	575
Ping An Insurance Group Co. of China Ltd., ‘H’	529,000	3,743
		4,318
Marine
China COSCO Holdings Co., Ltd., ‘H’	1,849,000	4,478
Metals & Mining
Maanshan Iron & Steel, ‘H’	3,486,000	1,826
Oil, Gas & Consumable Fuels
China Coal Energy Co.	3,107,000	5,473
China Petroleum & Chemical Corp., ‘H’	4,572,000	3,937
		9,410
Real Estate
China Overseas Land & Investment Ltd.	1,094,000	2,037
Sino-Ocean Land Holdings Ltd.	(a)72,000	71
		2,108

Specialty Retail
Belle International Holdings Ltd.	61,000	64
GOME Electrical Appliances Holdings Ltd.	2,666,000	6,121
		6,185
Transportation Infrastructure
COSCO Pacific Ltd.	766,000	1,492
Wireless Telecommunication Services
China Mobile Ltd.	929,500	13,905
		66,658
Czech Republic (1.3%)
Commercial Banks
Komercni Banka A.S.	8,200	1,960
Media
Central European Media Enterprises Ltd.	(a)41,219	3,513
		5,473
Egypt (0.5%)
Electrical Equipment
El Sewedy Cables Holding Co.	(a)72,731	1,925
India (7.8%)
Automobiles
Maruti Suzuki India Ltd.	60,200	1,243
Commercial Banks
Axis Bank Ltd.	128,500	2,545
HDFC Bank Ltd.	77,700	2,572
HDFC Bank Ltd. ADR	11,200	1,100
		6,217
Construction Materials
India Cements Ltd.	213,856	998
Diversified Financial Services
Infrastructure Development Finance Co., Ltd.	227,800	861
Electric Utilities
GVK Power & Infrastructure Ltd.	(a)891,500	897
Electrical Equipment
ABB Ltd.	73,405	2,170
Bharat Heavy Electricals Ltd.	29,700	1,533
		3,703
Energy Equipment & Services
Aban Offshore Ltd.	15,400	1,164
Household Products
Hindustan Unilever Ltd.	172,000	988
Information Technology Services
Infosys Technologies Ltd.	37,916	1,366
Machinery
Praj Industries Ltd.	196,400	671
Media
Deccan Chronicle Holdings Ltd.	343,100	1,387
Television Eighteen India Ltd.	(c)92,000	1,087
Zee Entertainment Enterprise Ltd.	163,337	1,006
		3,480
Metals & Mining
Steel Authority of India Ltd.	280,800	1,305
Oil, Gas & Consumable Fuels
Oil & Natural Gas Corp., Ltd.	35,000	857
Reliance Industries Ltd.	(a)78,500	4,448
		5,305
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	152,144	1,857
Thrifts & Mortgage Finance
Housing Development Finance Corp.	25,100	1,496
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)66,700	1,380
		32,931
Indonesia (3.2%)
Automobiles
Astra International Tbk PT	996,600	2,643
Commercial Banks
Bank Central Asia Tbk PT	3,818,500	1,356
Bank Mandiri Persero Tbk PT	1,507,000	520
Bank Rakyat Indonesia	1,746,000	1,203
		3,079
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	2,178,500	2,300

Gas Utilities
Perusahaan Gas Negara PT	354,000	548
Metals & Mining
International Nickel Indonesia Tbk PT	1,093,500	837
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	6,187,000	4,211
		13,618
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	@—
Luxembourg (0.7%)
Wireless Telecommunication Services
Millicom International Cellular S.A.	(a)31,583	2,986
Malaysia (1.3%)
Food Products
Hap Seng Plantations Holdings Bhd	103,000	91
IOI Corp. Bhd	1,351,150	3,014
		3,105
Industrial Conglomerates
Sime Darby Bhd	(a)739,000	2,169
		5,274
Mexico (7.4%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., ‘O’	796,700	3,462
Construction & Engineering
Desarrolladora Homex S.A.B. de C.V. ADR	(a)31,088	1,805
Empresas ICA S.A.B. de C.V.	(a)301,652	1,788
		3,593
Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V., ‘V’	420,175	1,772
Wal-Mart de Mexico S.A.B. de C.V. ADR	98,507	4,145
		5,917
Household Durables
Corp. GEO S.A.B. de C.V., ‘B’	(a)385,911	1,233
Urbi Desarrollos Urbanos S.A. de C.V.	(a)390,500	1,273
		2,506
Metals & Mining
Grupo Mexico S.A.B. de C.V., ‘B’	194,600	1,292
Wireless Telecommunication Services
America Movil S.A.B. de C.V., ‘L’ ADR	224,128	14,275
		31,045
Nigeria (0.5%)
Commercial Banks
Guaranty Trust Bank GDR	132,720	1,983
Oman (1.2%)
Commercial Banks
Bank Muscat SAOG	653,203	3,369
Bank Muscat SAOG GDR (Registered)	80,611	1,683
		5,052
Pakistan (1.4%)
Commercial Banks
MCB Bank Ltd.	201,800	1,338
National Bank of Pakistan	396,330	1,473
		2,811
Diversified Telecommunication Services
Pakistan Telecommunication Co., Ltd.	1,010,000	732
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	660,200	1,411
Pakistan State Oil Co., Ltd.	93,900	799
		2,210
		5,753
Philippines (0.1%)
Independent Power Producers & Energy Traders
PNOC Energy Development Corp.	2,747,500	388
Poland (3.3%)
Commercial Banks
Bank Pekao S.A.	39,975	3,548
Bank Zachodni WBK S.A.	23,237	1,931
Getin Holding S.A.	(a)334,559	1,871
		7,350
Construction & Engineering
Budimex S.A.	(a)20,509	773
PBG S.A.	(a)8,585	1,235
Polimex Mostostal S.A.	399,498	1,438
		3,446

Media
TVN S.A.	239,176	2,468
Metals & Mining
KGHM Polska Miedz S.A.	11,762	541
		13,805
Qatar (0.8%)
Commercial Banks
Commercial Bank of Qatar	84,416	3,399
Industrial Conglomerates
Industries Qatar	1,399	50
		3,449
Russia (12.1%)
Food Products
Wimm-Bill-Dann Foods OJSC ADR	10,895	1,117
Media
CTC Media, Inc.	(a)128,176	3,557
Metals & Mining
Evraz Group SA GDR	25,635	2,212
Mechel OAO ADR	21,061	2,397
MMC Norilsk Nickel ADR	197,309	5,558
Severstal GDR	61,377	1,388
		11,555
Oil, Gas & Consumable Fuels
LUKOIL ADR	48,229	4,142
OAO Gazprom ADR	406,122	20,728
Rosneft Oil Co. GDR	144,400	1,302
		26,172
Oil & Gas Exploration & Production
Eurasia Drilling Co., Ltd. GDR	(a)15,807	371
Eurasia Drilling Co., Ltd. GDR	(a)(d)92,000	2,158
		2,529
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)(c)156,075	—
Wireless Telecommunication Services
Vimpel-Communications ADR	204,990	6,127
		51,057
South Africa (4.8%)
Construction & Engineering
Raubex Group Ltd.	375,155	1,670
Industrial Conglomerates
Murray & Roberts Holdings Ltd.	150,843	1,777
Metals & Mining
ArcelorMittal South Africa Ltd.	158,236	3,845
Exxaro Resources Ltd.	179,300	2,447
		6,292
Oil, Gas & Consumable Fuels
Sasol Ltd.	87,782	4,229
Wireless Telecommunication Services
MTN Group Ltd.	420,687	6,384
		20,352
South Korea (11.5%)
Airlines
Korean Air Lines Co., Ltd.	12,425	674
Automobiles
Hyundai Motor Co.	65,191	5,201
Beverages
Hite Brewery Co., Ltd.	11,193	1,261
Chemicals
LG Chem Ltd.	23,690	1,774
SSCP Co., Ltd.	(a)45,521	1,030
		2,804
Commercial Banks
Shinhan Financial Group Co., Ltd.	60,711	3,208
Construction & Engineering
GS Engineering & Construction Corp.	8,550	1,256
Electronic Equipment & Instruments
LG Display Co., Ltd.	70,056	3,134
Household Durables
LG Electronics, Inc.	23,982	3,082
Woongjin Coway Co., Ltd.	85,897	2,596
		5,678

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)9,711	2,008
Internet Software & Services
NHN Corp.	(a)14,885	3,482
Machinery
Hyundai Heavy Industries	8,277	3,105
Marine
STX Pan Ocean Co., Ltd.	853,000	1,770
Media
Cheil Communications, Inc.	6,138	1,477
Metals & Mining
POSCO	5,084	2,434
Personal Products
Amorepacific Corp.	1,821	985
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	(a)15,810	445
Samsung Electronics Co., Ltd.	9,561	6,075
Samsung Electronics Co., Ltd. (Preference)	4,482	2,036
		8,556
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	27,773	1,353
		48,386
Taiwan (8.7%)
Chemicals
Formosa Plastics Corp.	1,293,000	3,918
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	(a)2,784,000	2,707
Computers & Peripherals
Asustek Computer, Inc.	1,149,059	3,374
Foxconn Technology Co., Ltd.	129,850	778
High Tech Computer Corp.	96,000	2,163
InnoLux Display Corp.	59,000	157
InnoLux Display Corp. GDR	(a)66,774	341
		6,813
Construction Materials
Taiwan Cement Corp.	1,899,000	3,731
Diversified Financial Services
First Financial Holding Co., Ltd.	1,249,000	1,311
Yuanta Financial Holding Co., Ltd.	(a)1,412,000	1,339
		2,650
Electronic Equipment & Instruments
AU Optronics Corp.	2,800,997	4,824
Insurance
Cathay Financial Holding Co., Ltd.	1,370,000	3,527
Marine
Yang Ming Marine Transport Corp.	1,585,766	1,252
Metals & Mining
China Steel Corp.	1,960,000	3,102
Semiconductors & Semiconductor Equipment
Epistar Corp.	52,000	147
Taiwan Semiconductor Manufacturing Co., Ltd.	1,861,000	3,875
		4,022
		36,546
Thailand (2.0%)
Commercial Banks
Bangkok Bank PCL NVDR	379,000	1,630
Kasikornbank PCL NVDR	541,100	1,554
Siam Commercial Bank PCL (Foreign)	382,100	1,103
		4,287
Household Products
Land & Houses PCL NVDR	816,900	255
Oil, Gas & Consumable Fuels
PTT Exploration & Production PCL (Foreign)	335,800	1,617
PTT PCL (Foreign)	133,800	1,351
		2,968
Wireless Telecommunication Services
Advanced Info Service PCL NVDR	238,600	760
		8,270
Turkey (1.4%)
Commercial Banks
Asya Katilim Bankasi A.S.	(a)155,000	971
Turkiye Garanti Bankasi A.S.	163,966	737
		1,708
Diversified Financial Services
Tekfen Holding A.S.	(a)363,569	1,799

Insurance
Aksigorta A.S.	195,871	714
Wireless Telecommunication Services
Turkcell Iletisim Hizmet A.S.	207,073	1,749
		5,970
TOTAL COMMON STOCKS (Cost $350,630)		409,795
Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (Cost $666)	(a)(e)3,588,793	4,407

Face
Amount
(000)
Debt Instruments (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
Zero Coupon, (expired maturity) (Cost $408)	INR(b)(c)581	—

	Shares
SHORT-TERM INVESTMENT (1.7%)
United States (1.7%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $7,035)	(f)7,034,846	7,035
TOTAL INVESTMENTS + (100.3%) (Cost $358,739)		(g)421,237
Liabilities in Excess of Other Assets (-0.3%)		(1,461)
Net Assets (100%)		$419,776

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2008.
(c)	Security was valued at fair value — At March 31, 2008, the Fund held $1,087,000 of fair valued securities, representing 0.3% of net assets.
(d)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Morgan Stanley Growth Fund, acquired at a cost of $666,000, is advised by an affiliate of the Adviser. At the end of the period, the Fund held 3,588,793 shares of the security valued at $4,407,000. For the three months ended March 31, 2008, the Fund had no purchases and sales of the security. The Fund derived no income from this security during the three months ended March 31, 2008.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-ended management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $83,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $41,183,000 and $172,547,000, respectively.

(g)

The approximate market value and percentage of the investments, $313,524,000 and 74.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depository Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $358,739,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $62,498,000 of which $85,754,000 related to appreciated securities and $23,256,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
IDR	538,723	$59	4/1/08	USD	58	$58	$ (@—)
USD	294	294	4/2/08	EUR	187	294	@—
USD	195	195	4/3/08	EUR	123	195	(@—)
USD	662	662	4/2/08	PLN	1,475	663	1
USD	274	274	4/3/08	PLN	609	274	@—
USD	1,323	1,323	4/1/08	HKD	10,297	1,323	@—
USD	82	82	4/1/08	THB	2,583	82	(@—)
USD	127	127	4/1/08	THB	3,987	126	(@—)
USD	59	59	4/1/08	THB	1,864	59	(@—)
USD	40	40	4/1/08	THB	1,256	40	(@—)
ZAR	5,885	725	4/4/08	USD	725	725	@—
ZAR	191	24	4/7/08	USD	24	24	(@—)
		$3,864				$3,863	$1

EUR	— Euro
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
PLN	— Polish Zloty
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit     risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$74,564	$—
Level 2 - Other Significant Observable Inputs	346,673	1
Level 3 - Significant Unobservable Inputs	—	—
Total	$421,237	$1

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
	(000)	(000)
Balance as of 12/31/07	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—
Balance as of 3/31/08	$—	$—
The amount of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$—	$—

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008